Annual Total Returns- Janus Henderson Forty Portfolio (Institutional Shares) [BarChart] - Institutional Shares - Janus Henderson Forty Portfolio - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.69%)	24.16%	31.23%	8.73%	12.22%	2.20%	30.31%	1.98%	37.16%	39.40%